Summary of Significant Accounting Policies - Deferred Offering Costs Policy (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
SOLV Energy Holdings LLC [Member]
Accounting Policies [Line Items]
Deferred Offering Costs	$ 6,052	$ 0